Financial and capital risks management (Foreign exchange risk) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Presented currency weakened by 5% against foreign currency [member] | Presented currency RMB to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	¥ (21)	¥ (51)
Presented currency weakened by 5% against foreign currency [member] | Presented currency PKR to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised		(78)
Presented currency strengthened by 5% against foreign currency [member] | Presented currency RMB to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	21	51
Presented currency strengthened by 5% against foreign currency [member] | Presented currency PKR to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	55	78
Presented currency weakened by 3% against foreign currency [member] | Presented currency RMB to foreign currency EUR [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	(1)	(3)
Presented currency strengthened by 3% against foreign currency [member] | Presented currency RMB to foreign currency EUR [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	1	3
Presented currency weakened by 10% against foreign currency [member] | Presented currency SGD to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	(364)	(418)
Presented currency weakened by 10% against foreign currency [member] | Presented currency PKR to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	(55)
Presented currency strengthened by 10% against foreign currency [member] | Presented currency SGD to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange loss/gain to be further recognised	¥ 364	¥ 418